Schedule of Investments

Xtrackers Harvest CSI 300 China A-Shares ETF

February 29, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.5%
Communication Services - 2.1%
China Film Co. Ltd., Class A	642,649	$1,176,030
China Satellite Communications Co. Ltd., Class A*	348,800	835,231
China United Network Communications Ltd., Class A	8,234,963	6,466,893
Focus Media Information Technology Co. Ltd., Class A	9,092,304	6,957,748
Giant Network Group Co. Ltd., Class A	517,663	1,408,723
Mango Excellent Media Co. Ltd., Class A*	471,609	2,978,370
Oriental Pearl Group Co. Ltd., Class A	1,834,906	2,671,536
Perfect World Co. Ltd., Class A	451,302	3,301,539
Wanda Film Holding Co. Ltd., Class A*	743,373	1,725,739
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	926,867	4,497,362
Zhejiang Century Huatong Group Co. Ltd., Class A	2,097,388	4,042,541
(Cost $30,860,687)		36,061,712
Consumer Discretionary - 9.0%
BAIC BluePark New Energy Technology Co. Ltd., Class A*	1,253,081	1,154,632
BYD Co. Ltd., Class A	789,979	7,400,269
China Grand Automotive Services Group Co. Ltd., Class A	2,960,393	1,747,833
China International Travel Service Corp. Ltd., Class A	873,458	9,825,738
China Shipbuilding Industry Group Power Co. Ltd., Class A*	601,845	1,447,206
Chongqing Changan Automobile Co. Ltd., Class A	1,705,947	2,486,222
Fuyao Glass Industry Group Co. Ltd., Class A	1,258,690	4,179,250
Great Wall Motor Co. Ltd., Class A	1,065,711	1,351,563
Gree Electric Appliances, Inc. of Zhuhai, Class A	4,242,661	35,992,624
Guangzhou Automobile Group Co. Ltd., Class A	817,439	1,270,979
Haier Smart Home Co. Ltd., Class A	3,286,945	8,016,882
Hangzhou Robam Appliances Co. Ltd., Class A	400,658	1,781,022
HLA Corp. Ltd., Class A	1,147,896	1,120,219
Huayu Automotive Systems Co. Ltd., Class A	1,380,862	5,570,345
Midea Group Co. Ltd., Class A	4,112,712	31,265,628
Offcn Education Technology Co. Ltd., Class A	607,366	1,827,778
Oppein Home Group, Inc., Class A	109,012	1,720,885
SAIC Motor Corp. Ltd., Class A	3,114,013	9,911,114
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	1,356,683	1,368,688
Shenzhen Overseas Chinese Town Co. Ltd., Class A	3,610,623	3,378,693
Songcheng Performance Development Co. Ltd., Class A	791,248	3,127,234
Suning.com Co. Ltd., Class A	3,295,607	4,382,650
TCL Technology Group Corp., Class A	11,934,923	10,056,582
Zhejiang Supor Co. Ltd., Class A	154,494	1,626,136
(Cost $118,945,351)		152,010,172
Consumer Staples - 11.9%
Anhui Gujing Distillery Co. Ltd., Class A	95,567	1,674,896
Foshan Haitian Flavouring & Food Co. Ltd., Class A	716,763	10,228,247
Guangdong Haid Group Co. Ltd., Class A	694,695	3,404,660
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	372,996	1,425,010
Henan Shuanghui Investment & Development Co. Ltd., Class A	898,088	4,375,737
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	5,400,984	22,375,588
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	553,454	7,723,334
Kweichow Moutai Co. Ltd., Class A	436,993	66,191,609
Luzhou Laojiao Co. Ltd., Class A	666,574	7,145,020
Muyuan Foodstuff Co. Ltd., Class A	783,141	13,074,328
New Hope Liuhe Co. Ltd., Class A	1,848,565	6,410,672
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	229,151	2,832,267
Tongwei Co. Ltd., Class A	1,736,319	4,292,122
Wens Foodstuffs Group Co. Ltd., Class A	3,270,300	15,244,920
Wuliangye Yibin Co. Ltd., Class A	1,733,043	29,950,917
Yonghui Superstores Co. Ltd., Class A	3,397,765	4,187,408
(Cost $134,113,699)		200,536,735
Energy - 1.9%
China Coal Energy Co. Ltd., Class A	1,639,210	1,012,431
China Oilfield Services Ltd., Class A	540,714	1,170,032
China Petroleum & Chemical Corp., Class A	11,797,091	7,776,536
China Shenhua Energy Co. Ltd., Class A	2,893,757	6,634,918
CNOOC Energy Technology & Services Ltd., Class A*	1,804,400	654,194
Offshore Oil Engineering Co. Ltd., Class A	1,974,909	1,644,284
PetroChina Co. Ltd., Class A	8,633,841	6,272,859
Shaanxi Coal Industry Co. Ltd., Class A	3,530,281	3,996,592
Shanxi Meijin Energy Co. Ltd., Class A*	1,094,500	1,308,083
Yanzhou Coal Mining Co. Ltd., Class A	769,715	978,379
(Cost $34,700,908)		31,448,308
Financials - 31.6%
Agricultural Bank of China Ltd., Class A	33,839,600	16,536,099
Anxin Trust Co. Ltd., Class A*	1,913,053	819,694
Avic Capital Co. Ltd., Class A	4,769,454	2,911,600
Bank of Beijing Co. Ltd., Class A	13,077,743	9,576,507
Bank of Changsha Co. Ltd., Class A	893,477	1,043,505
Bank of Chengdu Co. Ltd., Class A	1,616,442	1,892,499
Bank of China Ltd., Class A	18,608,900	9,466,785

Bank of Communications Co. Ltd., Class A	24,244,595	18,066,406
Bank of Guiyang Co. Ltd., Class A	2,284,729	2,750,220
Bank of Hangzhou Co. Ltd., Class A	1,827,121	2,249,127
Bank of Jiangsu Co. Ltd., Class A	8,135,774	7,438,289
Bank of Nanjing Co. Ltd., Class A	5,252,094	5,840,468
Bank of Ningbo Co. Ltd., Class A	2,483,089	8,952,749
Bank of Shanghai Co. Ltd., Class A	6,300,054	7,773,219
Bank of Xi'an Co. Ltd., Class A	427,800	378,251
Bohai Leasing Co. Ltd., Class A*	1,668,994	789,263
Caitong Securities Co. Ltd., Class A	2,210,776	3,516,585
Changjiang Securities Co. Ltd., Class A	3,417,386	3,300,711
China CITIC Bank Corp. Ltd., Class A	2,704,236	2,104,253
China Construction Bank Corp., Class A	5,981,528	5,571,588
China Everbright Bank Co. Ltd., Class A	14,043,704	7,607,237
China Galaxy Securities Co. Ltd., Class A	1,124,304	1,696,546
China Great Wall Securities Co. Ltd., Class A	286,200	521,687
China Life Insurance Co. Ltd., Class A	1,488,208	6,280,618
China Merchants Bank Co. Ltd., Class A	9,099,702	44,597,114
China Merchants Securities Co. Ltd., Class A	2,537,513	6,418,100
China Minsheng Banking Corp. Ltd., Class A	21,913,348	17,962,147
China Pacific Insurance Group Co. Ltd., Class A	2,792,937	12,763,481
Chinalin Securities Co. Ltd., Class A	239,300	460,888
CITIC Securities Co. Ltd., Class A	6,923,149	23,215,231
CSC Financial Co. Ltd., Class A	409,009	1,887,892
Dongxing Securities Co. Ltd., Class A	1,230,963	2,132,676
East Money Information Co. Ltd., Class A	4,714,729	11,722,215
Everbright Securities Co. Ltd., Class A	1,709,510	2,910,325
Founder Securities Co. Ltd., Class A	3,627,386	3,805,032
GF Securities Co. Ltd., Class A	2,627,901	5,460,476
Guosen Securities Co. Ltd., Class A	2,189,562	3,693,067
Guotai Junan Securities Co. Ltd., Class A	3,964,392	9,657,817
Guoyuan Securities Co. Ltd., Class A	1,788,062	2,311,227
Haitong Securities Co. Ltd., Class A	7,190,250	14,641,702
Hithink RoyalFlush Information Network Co. Ltd., Class A	172,919	3,060,046
Hongta Securities Co. Ltd., Class A*	352,600	1,086,361
Huatai Securities Co. Ltd., Class A	3,892,739	10,347,911
Huaxia Bank Co. Ltd., Class A	5,389,437	5,367,618
Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,736,838	1,483,402
Industrial & Commercial Bank of China Ltd., Class A	19,029,584	14,453,021
Industrial Bank Co. Ltd., Class A	12,853,097	31,846,100
Industrial Securities Co. Ltd., Class A	4,143,609	4,103,083
Minmetals Capital Co. Ltd., Class A	424,760	462,605
New China Life Insurance Co. Ltd., Class A	746,728	4,727,610
Orient Securities Co. Ltd., Class A	3,153,287	4,505,180
People's Insurance Co. Group of China Ltd., Class A	939,243	911,214
Ping An Bank Co. Ltd., Class A	8,619,653	17,910,647
Ping An Insurance Group Co. of China Ltd., Class A	9,551,222	106,376,380
Qingdao Rural Commercial Bank Corp., Class A	522,229	430,311
SDIC Capital Co. Ltd., Class A	1,479,161	2,747,096
Shanghai Pudong Development Bank Co. Ltd., Class A	10,434,183	16,223,392
Shenwan Hongyuan Group Co. Ltd., Class A	7,965,265	5,341,947
Sinolink Securities Co. Ltd., Class A	2,141,352	3,068,609
SooChow Securities Co. Ltd., Class A	2,118,188	2,813,829
Southwest Securities Co. Ltd., Class A	2,498,032	1,797,029
Tianfeng Securities Co. Ltd., Class A	452,400	424,637
Western Securities Co. Ltd., Class A	1,550,694	2,104,406
Zheshang Securities Co. Ltd., Class A	1,176,779	1,777,416
(Cost $480,118,165)		534,093,146
Health Care - 7.5%
Aier Eye Hospital Group Co. Ltd., Class A	1,103,851	6,327,380
Beijing Tongrentang Co. Ltd., Class A	488,898	1,831,375
Changchun High & New Technology Industry Group, Inc., Class A	125,368	8,695,319
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	235,558	1,117,325
Chongqing Zhifei Biological Products Co. Ltd., Class A	405,794	3,487,912
Dong-E-E-Jiao Co. Ltd., Class A	421,901	1,860,941
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	505,234	2,466,711
Hangzhou Tigermed Consulting Co. Ltd., Class A	459,326	5,035,422
Huadong Medicine Co. Ltd., Class A	754,849	2,087,713
Hualan Biological Engineering, Inc., Class A	755,953	4,495,690
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	305,937	1,017,123
Jiangsu Hengrui Medicine Co. Ltd., Class A	2,736,090	32,970,703
Jointown Pharmaceutical Group Co. Ltd., Class A	506,361	1,176,242
Lepu Medical Technology Beijing Co. Ltd., Class A	942,256	4,631,445
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	2,445,431	4,615,244
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	909,596	3,503,735
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,004,019	2,686,209
Shanghai RAAS Blood Products Co. Ltd., Class A*	1,768,002	2,308,100
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	374,947	995,632
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	782,152	2,572,334
Tasly Pharmaceutical Group Co. Ltd., Class A	793,046	1,736,502

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	1,243,344	2,031,186
Walvax Biotechnology Co. Ltd., Class A	1,087,923	4,458,797
WuXi AppTec Co. Ltd., Class A	667,317	10,136,582
Yunnan Baiyao Group Co. Ltd., Class A	442,907	4,994,425
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	277,026	4,767,789
Zhejiang NHU Co. Ltd., Class A	1,121,394	3,872,833
(Cost $96,591,515)		125,880,669
Industrials - 11.2%
AECC Aviation Power Co. Ltd., Class A	783,916	2,594,986
Air China Ltd., Class A	2,654,730	2,838,002
AVIC Aircraft Co. Ltd., Class A	1,237,472	3,016,429
AVIC Shenyang Aircraft Co. Ltd., Class A*	377,027	1,502,003
AVICOPTER PLC, Class A	268,808	1,553,160
Beijing New Building Materials PLC, Class A	759,326	2,742,093
Beijing Originwater Technology Co. Ltd., Class A	1,729,036	2,443,061
China Avionics Systems Co. Ltd., Class A	464,192	939,925
China Communications Construction Co. Ltd., Class A	2,097,009	2,623,421
China Eastern Airlines Corp. Ltd., Class A*	3,979,865	2,589,272
China Gezhouba Group Co. Ltd., Class A	2,426,912	2,312,752
China National Chemical Engineering Co. Ltd., Class A	2,197,304	2,188,409
China Railway Construction Corp. Ltd., Class A	4,074,280	5,546,614
China Railway Group Ltd., Class A	7,216,757	5,553,540
China Shipbuilding Industry Co. Ltd., Class A	8,087,794	5,111,191
China Southern Airlines Co. Ltd., Class A	3,805,746	3,141,346
China Spacesat Co. Ltd., Class A	515,751	2,513,624
China State Construction Engineering Corp. Ltd., Class A	18,544,894	14,270,925
COSCO SHIPPING Holdings Co. Ltd., Class A*	3,418,387	1,979,047
CRRC Corp. Ltd., Class A	8,612,455	7,898,787
Daqin Railway Co. Ltd., Class A	5,263,128	5,339,869
Fangda Carbon New Material Co. Ltd., Class A*	1,450,729	2,093,482
Guangzhou Baiyun International Airport Co. Ltd., Class A	912,279	2,023,728
Hainan Airlines Holding Co. Ltd., Class A*	10,166,500	2,593,254
Han's Laser Technology Industry Group Co. Ltd., Class A	769,931	4,202,583
Jiangsu Zhongtian Technology Co. Ltd., Class A	2,167,543	2,615,371
Metallurgical Corp. of China Ltd., Class A	6,325,300	2,465,491
NARI Technology Co. Ltd., Class A	2,049,636	5,824,424
Ningbo Zhoushan Port Co. Ltd., Class A	3,493,597	1,647,108
Power Construction Corp. of China Ltd., Class A	6,766,371	4,120,958
Qingdao Port International Co. Ltd., Class A	413,480	344,258
Sany Heavy Industry Co. Ltd., Class A	5,202,172	12,993,782
SF Holding Co. Ltd., Class A	770,420	5,404,228
Shanghai Construction Group Co. Ltd., Class A	3,945,411	1,894,046
Shanghai Electric Group Co. Ltd., Class A	3,206,507	2,063,156
Shanghai International Airport Co. Ltd., Class A	858,091	8,080,129
Shanghai International Port Group Co. Ltd., Class A	4,087,688	2,659,421
Shanghai M&G Stationery, Inc., Class A	314,841	2,003,216
Shenzhen Inovance Technology Co. Ltd., Class A	907,159	3,680,246
Siasun Robot & Automation Co. Ltd., Class A*	967,211	2,074,897
Spring Airlines Co. Ltd., Class A	313,286	1,598,249
STO Express Co. Ltd., Class A	287,600	771,521
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,419,040	1,763,061
TBEA Co. Ltd., Class A	3,272,212	2,921,346
Weichai Power Co. Ltd., Class A	4,218,789	8,663,382
XCMG Construction Machinery Co. Ltd., Class A	4,158,537	3,140,543
Xiamen C & D, Inc., Class A	1,235,924	1,358,440
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	2,424,927	3,655,677
YTO Express Group Co. Ltd., Class A	508,129	1,004,863
Yunda Holding Co. Ltd., Class A	589,845	2,500,285
Zhejiang Chint Electrics Co. Ltd., Class A	952,046	3,679,530
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	1,235,613	3,520,078
Zhengzhou Yutong Bus Co. Ltd., Class A	1,170,844	2,530,194
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,567,025	4,110,044
(Cost $173,615,379)		188,699,447
Information Technology - 11.7%
360 Security Technology, Inc., Class A	359,982	1,152,954
Aisino Corp., Class A	1,001,895	3,388,346
Avary Holding Shenzhen Co. Ltd., Class A	220,600	1,334,364
AVIC Jonhon Optronic Technology Co. Ltd., Class A	472,705	2,661,496
Beijing Shiji Information Technology Co. Ltd., Class A	299,219	1,664,127
BOE Technology Group Co. Ltd., Class A	20,950,491	14,711,053
Chaozhou Three-Circle Group Co. Ltd., Class A	916,696	3,126,481
Dawning Information Industry Co. Ltd., Class A	543,457	3,518,559
Fiberhome Telecommunication Technologies Co. Ltd., Class A	632,262	2,716,328
Foxconn Industrial Internet Co. Ltd., Class A	1,593,594	3,900,489
Gigadevice Semiconductor Beijing, Inc., Class A	185,945	9,673,697

Glodon Co. Ltd., Class A	600,047	3,844,531
GoerTek, Inc., Class A	2,002,205	6,389,726
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	43,960	573,261
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	3,293,782	16,520,240
Hengtong Optic-electric Co. Ltd., Class A	1,175,840	2,775,206
Hundsun Technologies, Inc., Class A	558,209	7,694,496
Iflytek Co. Ltd., Class A	1,378,417	7,622,701
Lens Technology Co. Ltd., Class A	1,148,819	3,205,318
LONGi Green Energy Technology Co. Ltd., Class A	2,317,192	10,194,217
Luxshare Precision Industry Co. Ltd., Class A	2,829,705	19,383,068
OFILM Group Co. Ltd., Class A*	1,685,991	4,469,721
Sanan Optoelectronics Co. Ltd., Class A	2,170,252	7,666,207
Shengyi Technology Co. Ltd., Class A	1,030,825	4,557,152
Shennan Circuits Co. Ltd., Class A	79,612	2,368,196
Shenzhen Goodix Technology Co. Ltd., Class A	121,533	5,396,513
Shenzhen Sunway Communication Co. Ltd., Class A*	674,500	4,826,107
Tsinghua Tongfang Co. Ltd., Class A*	2,083,751	2,681,486
Tunghsu Optoelectronic Technology Co. Ltd., Class A	3,864,445	2,015,775
Unisplendour Corp. Ltd., Class A	726,451	4,728,321
Wangsu Science & Technology Co. Ltd., Class A	1,742,175	2,444,151
Will Semiconductor Ltd., Class A	164,593	4,109,253
Yonyou Network Technology Co. Ltd., Class A	1,107,450	7,309,734
Zhejiang Dahua Technology Co. Ltd., Class A	1,614,852	4,484,768
ZTE Corp., Class A*	2,050,948	14,695,289
(Cost $120,706,325)		197,803,331
Materials - 6.1%
Aluminum Corp. of China Ltd., Class A*	5,773,217	2,531,587
Angang Steel Co. Ltd., Class A	2,115,958	867,215
Anhui Conch Cement Co. Ltd., Class A	1,761,369	13,847,126
Baiyin Nonferrous Group Co. Ltd., Class A*	1,311,400	576,935
Baoshan Iron & Steel Co. Ltd., Class A	7,882,347	5,873,708
BBMG Corp., Class A	2,944,529	1,421,999
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	775,235	3,450,550
Bluestar Adisseo Co., Class A	269,063	389,044
China Jushi Co. Ltd., Class A	1,844,767	2,479,692
China Molybdenum Co. Ltd., Class A	6,236,290	3,637,259
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	1,938,155	2,527,455
Ganfeng Lithium Co. Ltd., Class A	662,297	4,933,357
Hengli Petrochemical Co. Ltd., Class A	1,852,958	3,956,446
Hengyi Petrochemical Co. Ltd., Class A	1,024,755	2,027,996
Hesteel Co. Ltd., Class A	3,742,710	1,206,763
Hoshine Silicon Industry Co. Ltd., Class A	126,079	482,220
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	20,146,907	3,377,907
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A*	2,991,773	1,157,567
Jiangxi Copper Co. Ltd., Class A	906,790	1,778,950
Lomon Billions Group Co. Ltd., Class A	881,065	1,972,161
Ningxia Baofeng Energy Group Co. Ltd., Class A	714,000	973,043
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	3,799,200	1,301,199
Rongsheng Petro Chemical Co. Ltd., Class A	1,672,014	2,479,897
Shandong Gold Mining Co. Ltd., Class A	907,473	4,411,060
Shandong Nanshan Aluminum Co. Ltd., Class A	6,487,220	1,970,824
Tianqi Lithium Corp., Class A	770,957	3,504,425
Tongling Nonferrous Metals Group Co. Ltd., Class A	5,578,920	1,646,914
Transfar Zhilian Co. Ltd., Class A	1,140,816	1,016,856
Wanhua Chemical Group Co. Ltd., Class A	1,373,101	9,255,998
YanAn Bicon Pharmaceutical Listed Co., Class A*	524,376	982,137
Zhejiang Huayou Cobalt Co. Ltd., Class A	563,796	3,053,180
Zhejiang Longsheng Group Co. Ltd., Class A	2,318,400	4,292,442
Zhongjin Gold Corp. Ltd., Class A	1,520,539	1,767,144
Zijin Mining Group Co. Ltd., Class A	12,155,991	7,246,648
(Cost $88,258,421)		102,397,704
Real Estate - 4.3%
China Fortune Land Development Co. Ltd., Class A	1,065,602	3,602,271
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	2,777,090	6,900,690
China Vanke Co. Ltd., Class A	5,170,990	21,926,643
Gemdale Corp., Class A	1,989,285	4,076,492
Greenland Holdings Corp. Ltd., Class A	3,237,335	2,709,280
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,633,443	1,942,834
Jinke Properties Group Co. Ltd., Class A	1,885,800	2,034,905
Poly Developments and Holdings Group Co. Ltd., Class A	6,334,360	14,696,133
Red Star Macalline Group Corp. Ltd., Class A	356,160	525,697
RiseSun Real Estate Development Co. Ltd., Class A	1,536,840	1,885,193
Seazen Holdings Co. Ltd., Class A	785,314	3,612,450
Shanghai Lingang Holdings Corp. Ltd., Class A	351,797	1,028,937
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	760,244	1,251,775
Xinhu Zhongbao Co. Ltd., Class A	3,804,866	1,717,526
Yango Group Co. Ltd., Class A	1,435,910	1,648,213
Youngor Group Co. Ltd., Class A	3,110,952	2,920,035
(Cost $61,598,045)		72,479,074

Utilities - 2.2%
China National Nuclear Power Co. Ltd., Class A	5,523,601	3,633,193
China Yangtze Power Co. Ltd., Class A	7,810,456	19,060,949
GD Power Development Co. Ltd., Class A	10,423,100	3,136,676
Huadian Power International Corp. Ltd., Class A	2,893,600	1,368,378
Huaneng Lancang River Hydropower, Inc., Class A	1,614,300	853,619
Huaneng Power International, Inc., Class A	3,932,842	2,648,853
SDIC Power Holdings Co. Ltd., Class A	3,020,357	3,272,152
Sichuan Chuantou Energy Co. Ltd., Class A	1,562,536	2,048,824
Zhejiang Zheneng Electric Power Co. Ltd., Class A	3,613,988	1,786,731
(Cost $39,415,001)		37,809,375
TOTAL COMMON STOCKS
(Cost $1,378,923,496)		1,679,219,673

TOTAL INVESTMENTS - 99.5%
(Cost $1,378,923,496)		$1,679,219,673
Other assets and liabilities, net - 0.5%		7,851,954
NET ASSETS - 100.0%		$1,687,071,627

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

Fair Value Measurements

 Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,679,219,673	$—	$—	$1,679,219,673
TOTAL	$1,679,219,673	$—	$—	$1,679,219,673

(a)	See Schedule of Investments for additional detailed categorizations.